Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Accrued excise tax	$ 1,834	$ 1,928	$ 2,248
Dividends payable	5,128	3,778	691
Accrued payroll	329	328	204
Accrued clinical trial	2,088	1,271	43
Accrued other	274	334	527
Accrued expenses	$ 9,653	$ 7,639	$ 3,713